Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Net earnings		$ 346	$ 330	$ 830	$ 723
Other comprehensive (loss) income
Unrealized foreign currency translation (losses) gains	[1]	(339)	448	(383)	287
Other	[2]	5	4	3	24
Other comprehensive income (loss)		(334)	452	(380)	311
Comprehensive income		12	782	450	1,034
Comprehensive income attributable to:
Non-controlling interests		(1)	79	25	93
Preference equity shareholders		17	16	33	32
Common equity shareholders		(4)	687	392	909
Comprehensive income		$ 12	$ 782	$ 450	$ 1,034

[1]	Net of hedging activities and income tax expense of $6 million for the three and six months ended June 30, 2023 (three and six months ended June 30, 2022 - income tax recovery of $4 million and $3 million, respectively)
[2]	Net of income tax expense of $2 million for the three and six months ended June 30, 2023 (three and six months ended June 30, 2022 - income tax expense of $2 million and $10 million, respectively)